Employee benefits: variable compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity Participation And Other Compensation Plans Tables [Line Items]
Disclosure of compensation-related personnel expenses [text block]

Variable compensation
Expenses recognized in 2023 Expenses deferred to 2024 and later 1
USD m
Related to the
2023
performance
year
Related to prior
performance
years Total
Related to the
2023
performance
year
Related to prior
performance
years Total
Non-deferred cash 1,884 (36) 1,848 0 0 0
Deferred compensation awards 356 637 993 537 731 1,268
of which: Equity Ownership Plan 95 319 415 180 235 416
of which: Deferred Contingent Capital Plan 124 233 357 216 436 652
of which: Long-Term Incentive Plan 121 39 160 112 33 145
of which: Fund Ownership Plan 15 45 61 28 27 55
Variable compensation – performance awards 2,240 601 2,841 537 731 1,268
Variable compensation – financial advisors
2
3,761 788 4,549 1,236 3,300 4,536
of which: non-deferred cash 3,440 (4) 3,436 0 0 0
of which: deferred share-based awards 110 87 197 113 209 321 of which: deferred cash-based awards 169 245 414 301 1,029 1,331 of which: compensation commitments with recruited financial

advisors
42 459 501 822 2,062 2,884
Variable compensation – other
3
168 111 279 224 214 438
Total variable compensation 6,169 1,500 7,669
4
1,997 4,245 6,242
1 Estimate as

of 31 December 2023.

Actual amounts to

be expensed in

future periods may

vary; e.g., due

to forfeiture of

awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors

entered into at the time

of recruitment
that are subject to vesting requirements.

3 Consists of replacement payments, forfeiture credits,

severance payments, retention plan payments and interest

expense related to the Deferred Contingent Capital Plan.

4 Includes USD 818
m in expenses related to share-based compensation

(performance awards: USD
575 m; other variable compensation: USD 46 m; financial advisor compensation: USD 197 m). A further USD 135 m in expenses related to share-based compensation

was recognized within other expense categories

included in Note 6 (salaries: USD
4
m related to role-based allowances;

social security: USD
109 m; other personnel
expenses: USD 22 m related to the Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2022 Expenses deferred to 2023 and later 1
USD m
Related to the
2022
performance
year
Related to prior
performance
years Total
Related to the
2022
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,012 (9) 2,003 0 0 0
Deferred compensation awards 346 561 907 582 730 1,312
of which: Equity Ownership Plan 191 225 416 294 240 534
of which: Deferred Contingent Capital Plan 123 211 334 238 395 634
of which: Long-Term Incentive Plan 11 30 41 30 40 70
of which: Fund Ownership Plan 21 95 116 20 54 74
Variable compensation – performance awards 2,358 552 2,910 582 730 1,312
Variable compensation – financial advisors
2
3,799 709 4,508 1,290 2,652 3,942
of which: non-deferred cash 3,481 0 3,481 0 0 0
of which: deferred share-based awards 104 62 166 122 180 302 of which: deferred cash-based awards 185 215 400 588 636 1,224 of which: compensation commitments with recruited financial

advisors
29 432 461 580 1,836 2,416
Variable compensation – other
3
146 72 217 230 189 419
Total variable compensation 6,304 1,332 7,636
4
2,101 3,571 5,672
1 Estimate as

of 31 December

2022. Actual amounts

to be expensed

in future periods

may vary; e.g.,

due to forfeiture

of awards.

2 Financial advisor compensation

consists of cash

and deferred compensation
awards and is based on

compensable revenues and firm tenure

using a formulaic approach. It

also includes expenses related to

compensation commitments with financial advisors entered

into at the time of

recruitment
that are subject to vesting requirements.

3 Consists of replacement payments, forfeiture credits,

severance payments, retention plan payments

and interest expense related to the Deferred Contingent Capital Plan.

4 Includes USD 680 m in expenses related to share-based compensation (performance awards: USD 457 m; other variable compensation: USD 56 m; financial advisor compensation: USD 166 m). A further USD 80 m in expenses related to

share-based compensation

was recognized

within other

expense categories

included in

Note 6 (salaries:

USD
4
m related to

role-based allowances;

social security:

USD
57
m; other

personnel
expenses: USD 19 m related to the Equity Plus Plan).

Variable compensation (continued)
Expenses recognized in 2021 Expenses deferred to 2022 and later
1
USD m
Related to the
2021
performance
year
Related to prior
performance
years Total
Related to the
2021
performance
year
Related to prior
performance
years Total
Non-deferred cash 2,136 (8) 2,128 0 0 0
Deferred compensation awards 389 399 788 767 606 1,373
of which: Equity Ownership Plan 175 174 350 374 180 553
of which: Deferred Contingent Capital Plan 134 151 285 290 318 608
of which: Long-Term Incentive Plan 51 17 69 48 32 79
of which: Fund Ownership Plan 29 55 84 56 77 133
Variable compensation – performance awards 2,525 391 2,916 767 606 1,373
Variable compensation – financial advisors
2
4,175 685 4,860 1,097 2,323 3,419
of which: non-deferred cash 3,858 (6) 3,853 0 0 0
of which: deferred share-based awards 106 51 157 123 146 269 of which: deferred cash-based awards 170 202 372 311 495 806 of which: compensation commitments with recruited financial

advisors
41 438 479 662 1,682 2,344
Variable compensation – other
3
163 33 196 210 178 388
Total variable compensation 6,863 1,109 7,973
4
2,074 3,107 5,181
1 Estimate as of 31

December 2021. Actual amounts

expensed may vary; e.g.,

due to forfeiture of

awards.

2 Financial advisor compensation

consists of cash and

deferred compensation awards and

is based on
compensable revenues and firm tenure using

a formulaic approach. It also includes

expenses related to compensation commitments

with financial advisors entered into

at the time of recruitment that

are subject to
vesting requirements.

3 Consists

of replacement

payments, forfeiture

credits, severance

payments, retention

plan payments

and interest

expense related

to the

Deferred Contingent

Capital Plan.

4 Includes
USD 631
m in expenses related to share-based compensation

(performance awards: USD
419 m; other variable compensation: USD 56 m; financial advisor compensation: USD 157 m). A further USD 77 m in expenses related to share-based

compensation was

recognized within

other expense categories

included in Note

6 (salaries: USD
5
m related to

role-based allowances;

social security: USD
59
m; other personnel

expenses:
USD 13 m related to the Equity Plus Plan).

Disclosure of number and weighted average exercise prices of UBS share and performance share awards [text block]

Movements in outstanding share-based compensation

awards
Number of shares
2023
Weighted
average grant
date fair
value (USD)
Number of shares
2022
Weighted
average grant
date fair
value (USD)
Outstanding, at the beginning of the year 614,428 17 295,921 15
Awarded during the year 279,310 20 358,424 19
Distributed during the year (132,770) 15 (37,994) 14
Forfeited during the year (4,043) 19 (1,923) 15
Outstanding, at the end of the year 756,925 19 614,428 17
of which: shares vested for accounting purposes 217,420 174,329